Financial result (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest income	SFr 11.0	SFr 5.6	SFr 0.0
Interest income employee benefits	0.5	0.1	0.0
Financial income	11.5	5.7	0.0
Bank charges and interest expenses	(4.3)	(2.1)	(1.1)
Interest expenses leases	(6.5)	(4.2)	(2.4)
Interest expenses employee benefits	(0.5)	(0.1)	0.0
Financial expenses	(11.3)	(6.4)	(3.6)
Foreign exchange losses	(111.4)	(6.5)	(16.3)
Change in fair value of foreign exchange derivatives	0.0	0.0	1.4
Foreign exchange result	(111.4)	(6.5)	(14.9)
Financial result	SFr (111.1)	SFr (7.2)	SFr (18.5)